Related Party Transactions - Additional Information (Detail) ¥ in Millions	6 Months Ended
Jun. 30, 2020 CNY (¥)
Disclosure Of Transactions Between Related Parties [Line Items]
Total minimum guarantee profit	¥ 250
Intangible assets	227
Amortisation cost	¥ 11